Cash and cash equivalents	12 Months Ended
Apr. 30, 2019
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Cash and cash equivalents
5.	Cash and cash equivalents

The Company purchases Guaranteed Investment Certificate (“GIC”) denominated in USD and Mexican Pesos (“MP”) as Short-term Investments.

During the year ending April 30, 2019, the Company held $1,011 (April 30, 2018—$Nil) in GIC’s denominated in CAD classified as cash equivalents.

These GICs are cashable at the Company’s option and are considered to be highly liquid. The Company’s short-term investments are held at one financial institution and as such the Company is exposed to the risks of those financial institutions.